AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 13, 2020

File No. 033-80514

File No. 811-08572

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 55	/X/
AND
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 56	/X/
BISHOP STREET FUNDS
(Exact Name of Registrant as Specified in Charter)
ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code:
1-888-462-5386
Michael Beattie
c/o SEI Investments
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)
Copies to:
Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)

// On [date] pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On [date] pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 55 to Registration Statement No. 033-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of May, 2020.

BISHOP STREET FUNDS

By: *

Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	May 13, 2020
Joseph T. Grause, Jr.
	*	Trustee	May 13, 2020
Mitchell A. Johnson
	*	Trustee	May 13, 2020
N. Jeffrey Klauder
	*	Trustee	May 13, 2020
Betty L. Krikorian
	*	Trustee	May 13, 2020
Robert Mulhall
	*	Trustee	May 13, 2020
Robert A. Nesher
	*	Trustee	May 13, 2020
Bruce Speca
	*	Trustee	May 13, 2020
George J. Sullivan, Jr.
	*	President	May 13, 2020
Michael Beattie
	*	Treasurer, Controller &	May 13, 2020
	Stephen Connors	Chief Financial Officer
*By:	/s/ Matthew M. Maher
Matthew M. Maher
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number Description

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase